UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

 January 1, 2019  to  March 31, 2019

Date of Report (Date of earliest event reported) May 10, 2019

Exact name of securitizer as specified in its charter:  LendingHome Funding Corporation

Commission File Number of securitizer:  N/A

Central Index Key Number of securitizer:  00016016421

Michael Bourque, (415) 202-6400

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

1 LendingHome Funding Corporation (“LHFC”), is filing this Form ABS-15G in its capacity as sponsor of the LHOME Mortgage Trust 2019-1 RTL1, Series 2019-RTL1 Notes transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate LHFC Depositor, LLC, the depositor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b).  In LHFC’s capacity as sponsor, LHFC is a securitizer for purposes of Rule 15GA-1 and this report relates to the assets sold by LHFC into the Specified Transaction.  This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which LHFC may have acted as a securitizer

.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), LendingHome Funding Corporation has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDINGHOME FUNDING CORPORATION (Securitizer)

Date: May 10, 2019	By:	/s/ Michael Bourque
Name: Michael Bourque
Title: Chief Executive Officer